Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Infrastructure	Total Payments
Total	$ 341,841	$ 17,016	$ 8,237	$ 262	$ 367,356
CANADA
Total	1,514		2,696		4,210
CANADA | City of Vaughan [Member]
Total	105
CANADA | Ministre Du Revenu Du Quebec [Member]
Total	(281)
CANADA | Mrc De Marguerite-D’Youville [Member]
Total	371
CANADA | Municipalité Saint-Jacques-Le-Mineu [Member]
Total	450
CANADA | Ontario Aggregate Resources Corporation [Member]
Total			2,260
CANADA | Regional Municipality of Halton [Member]
Total			436
CANADA | Town of Halton Hills [Member]
Total	300
CANADA | Town of Milton [Member]
Total	140
CANADA | Township of Cramahe [Member]
Total	147
CANADA | Ville De Joliette [Member]
Total	299
CANADA | Ville De Laval [Member]
Total	2,129
CANADA | Ville De Mirabel [Member]
Total	379
CANADA | Canada Revenue Agency [Member]
Total	(2,525)
CZECHIA
Total	261	215			476
CZECHIA | Financní Úrad Pro Olomoucký Kraj - Územní Pracovište V Zábrehu [Member]
Total	261
CZECHIA | Obvodni Bansky Urad Ostrava [Member]
Total		215
DENMARK
Total	544				544
DENMARK | Skat [Member]
Total	544
FINLAND
Total		881			881
FINLAND | City of Espoo [Member]
Total		881
FRANCE
Total	6,882	2,232			9,114
FRANCE | Commune De Sully-sur-Loire [Member]
Total		642
FRANCE | Trésorerie De Bar-sur-Aube [Member]
Total		130
FRANCE | Trésorerie De Benfeld [Member]
Total		357
FRANCE | Trésorerie De Gray Autrey [Member]
Total		244
FRANCE | Trésorerie De Langres [Member]
Total		111
FRANCE | Trésorerie De Valdahon [Member]
Total		137
FRANCE | Trésorerie Is-sur-Tille [Member]
Total		214
FRANCE | Trésorerie Lons le Saunier [Member]
Total		175
FRANCE | Trésorerie Pays De Montbeliard [Member]
Total		120
FRANCE | Trésorerie Principale Besançon [Member]
Total		102
FRANCE | Direction Générale Des Douanes Et Droits Indirects [Member]
Total	133
FRANCE | Direction Générale Des Finances Publiques [Member]
Total	6,749
GERMANY
Total	2,945	353			3,298
GERMANY | Gemeinde Walzbachtal [Member]
Total	106
GERMANY | Lower Saxony Forest District [Member]
Total		353
GERMANY | Stadt Goslar [Member]
Total	148
GERMANY | Stadt Oberharz Am Brocken [Member]
Total	523
GERMANY | Stadt Seesen [Member]
Total	152
GERMANY | Verbandsgemeinde Saal (Donau) [Member]
Total	108
GERMANY | Finanzamt Mayen [Member]
Total	1,908
IRELAND
Total	18,695			156	18,851
IRELAND | Clare County Council [Member]
Total	284
IRELAND | Cork County Council [Member]
Total	874
IRELAND | Fingal County Council [Member]
Total	343
IRELAND | Limerick County Council [Member]
Total	279
IRELAND | Mayo County Council [Member]
Total	113
IRELAND | Meath County Council [Member]
Total	258			156
IRELAND | South Dublin County Council [Member]
Total	567
IRELAND | Revenue Commissioners [Member]
Total	15,977
ISLE OF MAN
Total		241			241
ISLE OF MAN | Department of Economic Development [Member]
Total		241
NETHERLANDS
Total		307			307
NETHERLANDS | Rijksvastgoedbedrijf [Member]
Total		307
PHILIPPINES
Total	980			106	1,086
PHILIPPINES | Barangay Minuyan, Norzagaray, Bulacan [Member]
Total				$ 106
PHILIPPINES | Bureau of Internal Revenue [Member]
Total	980
POLAND
Total	7,327	1,937	618		9,882
POLAND | First Masovian Tax Office Warsaw [Member]
Total	2,140
POLAND | Municipal and Communal Office in Ozarow [Member]
Total		498
POLAND | Regional District Director of National Forests [Member]
Total			339
POLAND | Starostwo Powiatowe Urzad Miasta [Member]
Total			171
POLAND | Swietokrzyskie Tax Office in Kielce [Member]
Total	5,187
POLAND | Swietokrzyskie Volvodeship Marshal’s Office [Member]
Total			108
POLAND | Urzad Gminy [Member]
Total		664
POLAND | National Fund for Environmental Protection and Water Management [Member]
Total		775
ROMANIA
Total	408	1,900	451		2,759
ROMANIA | Baia Mare Hall [Member]
Total			185
ROMANIA | Brasov County [Member]
Total		320
ROMANIA | Constanta County [Member]
Total		301
ROMANIA | Corbu Hall [Member]
Total		281
ROMANIA | Hoghiz Hall [Member]
Total		374	147
ROMANIA | Runcu Hall [Member]
Total		100
ROMANIA | Suseni Hall [Member]
Total			119
ROMANIA | National Agency for Fiscal Administration [Member]
Total	408	524
SERBIA
Total	245	245			490
SERBIA | Ministry of Finance [Member]
Total	245
SERBIA | Ministry of Mining and Energy [Member]
Total		245
SLOVAKIA
Total		382			382
SLOVAKIA | Mining Bureau [Member]
Total		382
SWITZERLAND
Total	7,090	2,894	473		10,457
SWITZERLAND | Canton De Neuchatel [Member]
Total	500
SWITZERLAND | Gemeinde Auenstein [Member]
Total		354
SWITZERLAND | Gemeinde Hasle [Member]
Total		173
SWITZERLAND | Gemeinde Landiswil [Member]
Total		106
SWITZERLAND | Gemeinde Niederbipp [Member]
Total	151	1,002
SWITZERLAND | Gemeinde Veltheim [Member]
Total		202
SWITZERLAND | Kantonales Steueramt Aarau [Member]
Total	5,937
SWITZERLAND | Kantonales Steueramt Bern [Member]
Total	502
SWITZERLAND | Kantonales Steueramt Nidwalden [Member]
Total		512
SWITZERLAND | Steueramt Der Gemeinde Wil [Member]
Total		545
SWITZERLAND | Steueramt Der Stadt Aarau [Member]
Total			473
UKRAINE
Total	1,392		904		2,296
UKRAINE | Head Office of Tax Service in Khmelnitsky Region [Member]
Total	428		525
UKRAINE | Head Office of Tax Service in Lviv Region [Member]
Total			379
UKRAINE | State Tax Service Ukraine [Member]
Total	964
UNITED KINGDOM
Total	118,987	2,800	2,075		123,862
UNITED KINGDOM | Bolsover District Council [Member]
Total	864
UNITED KINGDOM | Bridgend County Borough [Member]
Total	265
UNITED KINGDOM | Broadland District Council [Member]
Total	114
UNITED KINGDOM | Central Bedfordshire Unitary Authority [Member]
Total	487
UNITED KINGDOM | Charnwood Borough Council [Member]
Total	1,308
UNITED KINGDOM | Cheshire East Unitary Authority [Member]
Total	216
UNITED KINGDOM | Cheshire West And Chester Unitary Authority [Member]
Total	311
UNITED KINGDOM | Colchester Borough Council [Member]
Total	394
UNITED KINGDOM | Craven District Council [Member]
Total	880
UNITED KINGDOM | Derbyshire Dales District Council [Member]
Total	609
UNITED KINGDOM | Durham Unitary Authority [Member]
Total	173
UNITED KINGDOM | Edinburgh Unitary Authority [Member]
Total	148
UNITED KINGDOM | Fenland District Council [Member]
Total	275
UNITED KINGDOM | Forest of Dean District Council [Member]
Total	206
UNITED KINGDOM | Hambleton District Council [Member]
Total	188
UNITED KINGDOM | Harborough District Council [Member]
Total	671
UNITED KINGDOM | Harrogate Borough Council [Member]
Total	194
UNITED KINGDOM | High Peak Borough Council [Member]
Total	5,512
UNITED KINGDOM | Lancaster City Council [Member]
Total	111
UNITED KINGDOM | Lichfield District Council [Member]
Total	661
UNITED KINGDOM | Malvern Hills District Council [Member]
Total	149
UNITED KINGDOM | Mendip District Council [Member]
Total	137
UNITED KINGDOM | Mid-Suffolk District Council [Member]
Total	166
UNITED KINGDOM | Moray Unitary Authority [Member]
Total	116
UNITED KINGDOM | New Forest District Council [Member]
Total	244
UNITED KINGDOM | Newark And Sherwood District Council [Member]
Total	272
UNITED KINGDOM | North Kesteven District Council [Member]
Total	218
UNITED KINGDOM | North Lanarkshire Unitary Authority [Member]
Total	300
UNITED KINGDOM | North Somerset Unitary Authority [Member]
Total	601
UNITED KINGDOM | North West Leicestershire District Council [Member]
Total	112
UNITED KINGDOM | Northumberland Unitary Authority [Member]
Total	589
UNITED KINGDOM | Peterborough Unitary Authority [Member]
Total	270
UNITED KINGDOM | Powys City Council [Member]
Total	441
UNITED KINGDOM | Richmondshire District Council [Member]
Total	109
UNITED KINGDOM | Sevenoaks District Council [Member]
Total	144
UNITED KINGDOM | Shropshire Unitary Authority [Member]
Total	320
UNITED KINGDOM | South Derbyshire District Council [Member]
Total	166
UNITED KINGDOM | South Lanarkshire Unitary Authority [Member]
Total	139
UNITED KINGDOM | South Oxfordshire District Council [Member]
Total	328
UNITED KINGDOM | St Albans District Council [Member]
Total	1,006
UNITED KINGDOM | Staffordshire Moorlands District Council [Member]
Total	336
UNITED KINGDOM | Forestry Commission [Member]
Total		280
UNITED KINGDOM | HM Revenue and Customs [Member]
Total	99,237
UNITED KINGDOM | The Crown Estate [Member]
Total		2,520	2,075
UNITED STATES
Total	174,571	2,629	1,020		$ 178,220
UNITED STATES | Arkansas Department of Revenue [Member]
Total	432
UNITED STATES | Benton County [Member]
Total	143
UNITED STATES | Berlin Charter Township [Member]
Total		354
UNITED STATES | Borough of Bloomingdale [Member]
Total	1,054
UNITED STATES | Borough of Riverdale [Member]
Total	374
UNITED STATES | Burnet County Central Appraisal District [Member]
Total	540
UNITED STATES | Cedar City Corporation [Member]
Total		104
UNITED STATES | City of Francis [Member]
Total			100
UNITED STATES | City of Rock Island [Member]
Total		183
UNITED STATES | City of Shawnee [Member]
Total		270
UNITED STATES | Collier County Tax Collector [Member]
Total	277
UNITED STATES | Colorado Department of Revenue [Member]
Total	692
UNITED STATES | Connecticut Commissioner of Revenue Services [Member]
Total	1,815
UNITED STATES | Delaware Division of Revenue [Member]
Total	201
UNITED STATES | Forsyth County [Member]
Total	404
UNITED STATES | Franklin Township [Member]
Total	170
UNITED STATES | Genola City [Member]
Total			157
UNITED STATES | Georgia Department of Revenue [Member]
Total	250
UNITED STATES | Hopewell Township [Member]
Total	361
UNITED STATES | Idaho Department of Lands [Member]
Total		177
UNITED STATES | Idaho State Tax Commission [Member]
Total	1,357
UNITED STATES | Indiana Department of Revenue [Member]
Total	423
UNITED STATES | Jefferson County Treasurer’s Office [Member]
Total	108
UNITED STATES | Johnson County Kansas Treasurer [Member]
Total	444
UNITED STATES | Kansas Department of Revenue [Member]
Total	2,148
UNITED STATES | Kentucky State Treasurer [Member]
Total	2,637
UNITED STATES | La Plata County Treasurer [Member]
Total	145
UNITED STATES | Louisiana Department of Revenue [Member]
Total	188
UNITED STATES | Maine Revenue Services [Member]
Total	686
UNITED STATES | Marion County Tax Collector [Member]
Total	222
UNITED STATES | Massachusetts Department of Revenue [Member]
Total	1,728
UNITED STATES | Michigan Department of Treasury [Member]
Total	956
UNITED STATES | Minnesota Department of Revenue [Member]
Total	590
UNITED STATES | Mississippi Department of Revenue [Member]
Total	411
UNITED STATES | Missouri Department of Revenue [Member]
Total	150
UNITED STATES | Monroe County Road Commission [Member]
Total		166
UNITED STATES | Montana Department of Revenue [Member]
Total	511
UNITED STATES | Nebraska Department of Revenue [Member]
Total	530
UNITED STATES | New Hampshire Department of Revenue Administration [Member]
Total	314
UNITED STATES | New Jersey Department of Revenue [Member]
Total	4,960
UNITED STATES | New York City Department of Finance [Member]
Total	454
UNITED STATES | New York Reserve Minerals [Member]
Total	202
UNITED STATES | New York State Corporation Tax [Member]
Total	118
UNITED STATES | New York State Department of Environmental Conservation [Member]
Total			406
UNITED STATES | Nicollet County Treasurer [Member]
Total	116
UNITED STATES | North Carolina Department of Revenue [Member]
Total	917
UNITED STATES | Oklahoma Tax Commission [Member]
Total	150
UNITED STATES | Oregon Department of Revenue [Member]
Total	1,737
UNITED STATES | Paulding County Tax Commissioner [Member]
Total	104
UNITED STATES | Pennsylvania Department of Revenue [Member]
Total	1,744
UNITED STATES | Rhode Island Department of Revenue [Member]
Total	201
UNITED STATES | Rockland County [Member]
Total	156
UNITED STATES | Sarpy County Treasurer [Member]
Total	151
UNITED STATES | School And Institutional Trust Land Administrator [Member]
Total		289
UNITED STATES | Spokane County Treasurer [Member]
Total	275
UNITED STATES | Stark County [Member]
Total	109
UNITED STATES | State of Arkansas [Member]
Total	273
UNITED STATES | State of Wyoming [Member]
Total	272
UNITED STATES | Sumter County Tax Collector [Member]
Total	108
UNITED STATES | Suwannee County Tax Collector [Member]
Total	170
UNITED STATES | Taylor County [Member]
Total	318
UNITED STATES | Tennessee Department of Revenue [Member]
Total	556
UNITED STATES | Texas Comptroller of Public Accounts [Member]
Total	625
UNITED STATES | Town of Acushnet [Member]
Total	108
UNITED STATES | Town of Clarkstown [Member]
Total	291
UNITED STATES | Town of Cranston [Member]
Total	188
UNITED STATES | Town of Hamburg [Member]
Total	441
UNITED STATES | Town of Haverstraw [Member]
Total	654
UNITED STATES | Town of Newington [Member]
Total	347
UNITED STATES | Town of North Branford [Member]
Total	379
UNITED STATES | Town of North Hempstead [Member]
Total	253
UNITED STATES | Town of Plainfield [Member]
Total	117
UNITED STATES | Town of Plainville [Member]
Total	475
UNITED STATES | Town of Wallingford [Member]
Total	141
UNITED STATES | Township of Byram [Member]
Total	177
UNITED STATES | Township of Oxford [Member]
Total	169
UNITED STATES | Township of Rockaway [Member]
Total	1,824
UNITED STATES | Treasurer State of Iowa [Member]
Total	240
UNITED STATES | Treasurer State of New Jersey [Member]
Total			$ 357
UNITED STATES | Treasurer State of Ohio [Member]
Total	429
UNITED STATES | Utah State Tax Commission [Member]
Total	2,447
UNITED STATES | Vermont Department of Taxes [Member]
Total	429
UNITED STATES | Village of Maybee [Member]
Total		106
UNITED STATES | Warren County Georgia [Member]
Total	244
UNITED STATES | Washington State Department of Revenue [Member]
Total	197
UNITED STATES | West Virginia State Tax Department [Member]
Total	390
UNITED STATES | Whiteford Township [Member]
Total	167	157
UNITED STATES | Yakima County [Member]
Total	109
UNITED STATES | Bureau of Indian Affairs [Member]
Total		644
UNITED STATES | Bureau of Land Management [Member]
Total		$ 179
UNITED STATES | Internal Revenue Service [Member]
Total	$ 130,378